Fair Value Measurements - Schedule of Derivative Liabilities for Shortfall of Shares (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Derivative liabilities for shortfall of shares balance	$ 14,915,419
Conversion of shortfall shares liabilities	(14,915,419)	14,915,419
Derivative liabilities for shortfall of shares balance		$ 14,915,419